Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 210	$ 0	$ 0
Level 3 | Film Production
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the asset prior to impairment		143
Impairment charges		$ 115
Fair Value, Measurements, Nonrecurring | Level 3 | Equity Method Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value	392
Carrying value of the asset prior to impairment	602
Equity Method Investment, Other than Temporary Impairment	$ 210